CAPITAL COMMITMENTS (Details) ¥ in Millions, $ in Millions	Sep. 30, 2024 USD ($)	Sep. 30, 2024 CNY (¥)	Sep. 30, 2023 USD ($)	Sep. 30, 2023 CNY (¥)
Investment agreement with Chongqing Jintong Industrial Construction Investment Co., Ltd ("Chongqing Jintong")
CAPITAL COMMITMENTS
Commitment	$ 1.9	¥ 14.0	$ 3.2	¥ 22.6